Pension and Other Postretirement Benefits - Schedule of Accumulated Benefit Obligation (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Retirement plan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 1,367,179	$ 1,219,989
SERP
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 50,471	$ 46,067